Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment  [     ];    Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                              [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Coldstream Capital Management, Inc.
Address:           2370 - 130th Avenue NE, Suite 103
                   Bellevue, WA  98005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:              Don Gher
Title:             Chief Investment Officer
Phone:             415-885-1558


Signature, Place and Date of Signing:



                   Report Type (Check only one.):
                        [ X ]  13F HOLDINGS REPORT.
                        [    ]  13F NOTICE.
                        [    ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                 Report Summary:

     Number of Other Included Managers:            0

     Form 13F Information Table Entry Total:      56

     Form 13F Information Table Value Total:      178790





List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column
headings and list entries.]     [NONE]

Coldstream Capital Management, Inc.
FORM 13F
December 31, 1999
                                              Investment     Voting
                                              Discretion      Authority
                   Title        Market        --------------------------------
                   of             ValueShare                 # shrs
     Security      Cla  CUSIP   (x $1,0  Qty  SoleShrOthrMgrs Sole  Shr n/a
------------------------------- -------------------------------------------

COMMON STOCK
---------------------------

ABM, Inc.             000957100   1800   88350 x              87350 450
                                    20    1000     1           1000
Albertson's, Inc.     013104104   1858   57615 x              56985
                                    20     630     1            630
Ambassadors Int'l Inc.023178106    492   45000 x              45000
America On-Line       02364j104    254    3344 x               3344
American Int'l Group  026874107   4945   45730 x              45293 125
                                    47     437     1            437
                                     7      62        x
Amgen Inc.            031162100   8113  135084 x             133684 200
                                    84    1400     1           1400
Automatic Data Process053015103   3733   69295 x              68545 250
                                    40     750     1            750
                                     8     150        x
Bankamerica Corp.     06605F102   2952   58814 x              58114 175
                                    35     700     1            700
                                    25     500        x
Bristol-Myers Squibb C110122108    454    7068 x               7068
Chase Manhattan Corp  16161A108    272    3500 x               3500
Cisco Systems Inc.    17275R102   9029   84281 x              83381 275
                                    96     900     1            900
                                    27     250        x
Coca-Cola             191216100   2832   48625 x              48225 150
                                    23     400     1            400
                                     6     100        x
Computer Sciences Corp205363104   5886   62200 x              61650
                                    52     550     1            550
                                    14     150        x

                                ----------------
Page Total                       43125


Coldstream Capital Management, Inc.
FORM 13F
December 31, 1999
                                              Investment     Voting
                                              Discretion      Authority
                   Title        Market        ---------------------------------
                   of             ValueShare                 # shrs
     Security      Cla  CUSIP   (x $1,0  Qty  SoleShrOtheMgrs Sole  Shr n/a
------------------------------- -------------------------------------------

Costco Wholesale Corp.22160k105   5660   62030 x              60980 150
                                    96    1050     1           1050
                                    32     350        x
Dell Computer Corp.   247025109   5780  113331 x             111831 350
                                    77    1500     1           1500
                                    31     600        x
Elan Corp PLC         284131208   4877  165325 x             163925 350
                                    41    1400     1           1400
                                     9     300        x
Emerson Electric      291011104   3415   59525 x              59025 150
                                    29     500     1            500
                                    17     300        x
Freddie Mac           313400301   3656   77690 x              76670 175
                                    48    1020     1           1020
                                    24     500        x
Friedman Billings Rams358433100    118   15000 x              15000
General Electric      369604103   6277   40565 x              40140
                                    66     425     1            425
                                    12      75        x
Gold Reserve Glass A  38068N108     10   10400 x              10400
Golden Rule Resources 380910109      1   15000 x              15000
Hewlett Packard Co.   428236103   5400   47475 x              46825 100
                                    74     650     1            650
                                    28     250        x
Intel Corp.           458140100   6785   82430 x              81430 300
                                    82    1000     1           1000
                                    33     400        x
International Absorben45885E104      5   10000 x              10000
Johnson & Johnson     478160104   4645   49815 x              49215 100
                                    56     600     1            600
                                    28     300        x

                                ----------------
Page Total                       47413

Coldstream Capital Management, Inc.
FORM 13F
December 31, 1999
                                              Investment     Voting
                                              Discretion      Authority
                   Title        Market        ---------------------------------
                   of             ValueShare                 # shrs
     Security      Cla  CUSIP   (x $1,0  Qty  SoleShrOtheMgrs Sole  Shr n/a
------------------------------- -------------------------------------------

Knight Ridder         499040103   3000   50375 x              49725 100
                                    39     650     1            650
                                     9     150        x
Kroger Co.            501044101   2558  135505 x             133575 500
                                    36    1930     1           1930
Kushner Locke Company 501337406    264   60834 x              60834
Lucent Technologies   549463107    334    4447 x               4447
Marsh & Mclennan Cos  571748102   5251   54875 x              54075 125
                                    77     800     1            800
                                    10     100        x
Medtronic Inc.        585055106   4749  130340 x             129040 300
                                    47    1300     1           1300
                                    26     700        x
Merck & Co.           589331107   4137   61575 x              60775 150
                                    54     800     1            800
                                    27     400        x
Microsoft Corp.       594918104  10677   91456 x              90286
                                   137    1170     1           1170
                                    29     250        x
Minuteman Int'l Inc.  604540104    913  100100 x             100100
Newell Rubbermaid Inc.651229106   1480   51025 x              50325
                                    20     700     1            700
Northern Bank of Comme66476P100    349   96185 x              96185
Northern Trust Corp.  665859104   3980   75100 x              74200 300
                                    48     900     1            900
                                    21     400        x
Pentair, Inc.         709631105   3938  102280 x             101580
                                    27     700     1            700
PepsiCo Inc.          713448108   3180   90200 x              89450 275
                                    26     750     1            750
                                     5     150        x

                                -------
Page Total                       45447


Coldstream Capital Management, Inc.
FORM 13F
December 31, 1999
                                              Investment     Voting
                                              Discretion      Authority
                   Title        Market        ---------------------------------
                   of             ValueShare                 # shrs
     Security      Cla  CUSIP   (x $1,0  Qty  SoleShrOtheMgrs Sole  Shr n/a
------------------------------- -------------------------------------------

Pfizer Inc.           717081103   3765  116055 x             114805 400
                                    41    1250     1           1250
                                    21     650        x
Pioneer Group         723684106    241   15300 x              15300
Pitney Bowes, Inc.    724479100   2991   61900 x              61100 150
                                    39     800     1            800
Platinum Entertainment727909103    231   92500 x              92500
RPM, Inc.             749685103   1278  125450 x             124200
                                    13    1250     1           1250
Regis Corp.           758932107    566   30000 x              30000
Rowan Companies       779382100    388   17900 x              17900
Ryan's Family Steak Ho783519101   1333  156800 x             156800
SBC Communications, In78387G103   4204   86241 x              84941 200
                                    63    1300     1           1300
                                    24     500        x
Schmitt Industries, In806870101    180   78000 x              78000
Si Diamond Tech Inc   784249104     89   53320 x              53320
Sonus Corp            835691106     89   29800 x              29800
Starbucks Corp.       855244109   3744  154400 x             152600 350
                                    44    1800     1           1800
                                    15     600        x
Sun Microsystems      866810104   9774  126221 x             125421 200
                                    62     800     1            800
SunGard Data Sys Inc. 867363103   2909  122500 x             121350 375
                                    27    1150     1           1150
                                     4     150        x
Sysco Corp.           871829107   4939  124850 x             124050 400
                                    32     800     1            800
                                    16     400        x
Tellabs Inc.          879664100   1313   20450 x              20150
                                    19     300     1            300
                                    19     300        x

                                ----------------
Page Total                       38473

Coldstream Capital Management, Inc.
FORM 13F
December 31, 1999                             Investment     Voting
                                              Discretion      Authority
                   Title        Market        ---------------------------------
                   of             ValueShare                 # shrs
     Security      Cla  CUSIP   (x $1,0  Qty  SoleShrOtheMgrs Sole  Shr n/a
------------------------------- -------------------------------------------

Textron, Inc.         883203101   3865   50400 x              49625 100
                                    59     775     1            775
                                    25     325        x
Veritas Software      923436109    382    2670 x               2670
                                -------
                                178790

                                ----------------
GRAND TOTAL                     178790
                                ================

                                ----------------
Page Total                        4332
